4. SIGNIFICANT ACCOUNTING POLICIES: a) New accounting pronouncements (Policies)	12 Months Ended
Dec. 31, 2020
Policies
a) New accounting pronouncements

a)New accounting pronouncements

Amendments to IFRS 3, Business Combinations (“IFRS 3”) – Definition of a Business

In October 2018, the IASB issued amendments to the definition of a business in IFRS 3 to help entities determine whether an acquired set of activities and assets is a business or not. The amendments clarify the minimum requirements for a business, removed the assessment of whether market participants are capable of replacing any missing elements, added guidance to help entities assess whether an acquired process is substantive, narrowed the definitions of a business and of outputs, and introduced an optional fair value concentration test. Effective January 1, 2020, the Company adopted the amendments to IFRS 3, with no material impact on its consolidated financial statements.

Amendments to IAS 1, Presentation of Financial Statements (“IAS 1”); and IAS 8, Accounting policies, changes in accounting estimates and errors (“IAS 8”) – Definition of Material

In October 2018, the IASB issued amendments to IAS 1 and IAS 8 to align the definition of “material” across the standards and to clarify certain aspects of the definition. The new definition states that, information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity. Effective January 1, 2020, the Company adopted the amendments to IAS 1 and IAS 8, with no material impact on its consolidated financial statements

Amendments to IAS 1 – Presentation of financial statements: classifications of liabilities as current or non-current

In January 2020, the IASB issued amendments to clarify the requirements for classifying liabilities as current or non-current. The amendments specify that the conditions that exist at the end of a reporting period are those which will be used to determine if a right to defer settlement of a liability exists. The amendments also clarify the situations that are considered a settlement of a liability. The amendments are effective January 1, 2023, with early adoption permitted. The amendments are to be applied retrospectively. The Company does not intend to early adopt these amendments and is currently assessing the impact of these amendments on its consolidated financial statements.